Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jul. 31, 2020
Entity Registrant Name	PACE® Select Advisors Trust
Entity Central Index Key	0000930007
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 11, 2021
Document Effective Date	Jun. 11, 2021
Prospectus Date	Nov. 27, 2020
UBS Government Money Market Investments Fund | Class P
Prospectus:
Trading Symbol	PCEXX
Class A & Y Prospectus | PACE Mortgage-Backed Securities Fixed Income Investments | Class Y
Prospectus:
Trading Symbol	PFXYX
Class A & Y Prospectus | PACE Mortgage-Backed Securities Fixed Income Investments | Class A
Prospectus:
Trading Symbol	PFXAX
Class A & Y Prospectus | PACE Intermediate Fixed Income Investments | Class Y
Prospectus:
Trading Symbol	PIFYX
Class A & Y Prospectus | PACE Intermediate Fixed Income Investments | Class A
Prospectus:
Trading Symbol	PIFAX
Class A & Y Prospectus | PACE Strategic Fixed Income Investments | Class A
Prospectus:
Trading Symbol	PBNAX
Class A & Y Prospectus | PACE Strategic Fixed Income Investments | Class Y
Prospectus:
Trading Symbol	PSFYX
Class A & Y Prospectus | PACE Municipal Fixed Income Investments | Class Y
Prospectus:
Trading Symbol	PMUYX
Class A & Y Prospectus | PACE Municipal Fixed Income Investments | Class A
Prospectus:
Trading Symbol	PMUAX
Class A & Y Prospectus | PACE Global Fixed Income Investments | CLASS Y
Prospectus:
Trading Symbol	PWFYX
Class A & Y Prospectus | PACE Global Fixed Income Investments | CLASS A
Prospectus:
Trading Symbol	PWFAX
Class A & Y Prospectus | PACE High Yield Investments | Class Y
Prospectus:
Trading Symbol	PHDYX
Class A & Y Prospectus | PACE High Yield Investments | Class A
Prospectus:
Trading Symbol	PHIAX
Class A & Y Prospectus | PACE Large Co Value Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PLVYX
Class A & Y Prospectus | PACE Large Co Value Equity Investments | CLASS A
Prospectus:
Trading Symbol	PCPAX
Class A & Y Prospectus | PACE Large Co Growth Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PLAYX
Class A & Y Prospectus | PACE Large Co Growth Equity Investments | CLASS A
Prospectus:
Trading Symbol	PLAAX
Class A & Y Prospectus | PACE Small/Medium Co Value Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PVEYX
Class A & Y Prospectus | PACE Small/Medium Co Value Equity Investments | CLASS A
Prospectus:
Trading Symbol	PEVAX
Class A & Y Prospectus | PACE Small/Medium Co Growth Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PUMYX
Class A & Y Prospectus | PACE Small/Medium Co Growth Equity Investments | CLASS A
Prospectus:
Trading Symbol	PQUAX
Class A & Y Prospectus | PACE International Equity Investments | CLASS A
Prospectus:
Trading Symbol	PWGAX
Class A & Y Prospectus | PACE International Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PWIYX
Class A & Y Prospectus | PACE International Emerging Markets Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PWEYX
Class A & Y Prospectus | PACE International Emerging Markets Equity Investments | CLASS A
Prospectus:
Trading Symbol	PWEAX
Class A & Y Prospectus | PACE Global Real Estate Securities Investments | Class Y
Prospectus:
Trading Symbol	PREYX
Class A & Y Prospectus | PACE Global Real Estate Securities Investments | Class A
Prospectus:
Trading Symbol	PREAX
Class A & Y Prospectus | PACE Alternative Strategies Investments | Class Y
Prospectus:
Trading Symbol	PASYX
Class A & Y Prospectus | PACE Alternative Strategies Investments | Class A
Prospectus:
Trading Symbol	PASIX
Class P Prospectus | PACE Mortgage-Backed Securities Fixed Income Investments | Class P
Prospectus:
Trading Symbol	PCGTX
Class P Prospectus | PACE Intermediate Fixed Income Investments | Class P
Prospectus:
Trading Symbol	PCIFX
Class P Prospectus | PACE Strategic Fixed Income Investments | Class P
Prospectus:
Trading Symbol	PCSIX
Class P Prospectus | PACE Municipal Fixed Income Investments | Class P
Prospectus:
Trading Symbol	PCMNX
Class P Prospectus | PACE Global Fixed Income Investments | Class P
Prospectus:
Trading Symbol	PCGLX
Class P Prospectus | PACE High Yield Investments | Class P
Prospectus:
Trading Symbol	PHYPX
Class P Prospectus | PACE Large Co Value Equity Investments | Class P
Prospectus:
Trading Symbol	PCLVX
Class P Prospectus | PACE Large Co Growth Equity Investments | Class P
Prospectus:
Trading Symbol	PCLCX
Class P Prospectus | PACE Small/Medium Co Value Equity Investments | Class P
Prospectus:
Trading Symbol	PCSVX
Class P Prospectus | PACE Small/Medium Co Growth Equity Investments | Class P
Prospectus:
Trading Symbol	PCSGX
Class P Prospectus | PACE International Equity Investments | Class P
Prospectus:
Trading Symbol	PCIEX
Class P Prospectus | PACE International Emerging Markets Equity Investments | Class P
Prospectus:
Trading Symbol	PCEMX
Class P Prospectus | PACE Global Real Estate Securities Investments | Class P
Prospectus:
Trading Symbol	PREQX
Class P Prospectus | PACE Alternative Strategies Investments | Class P
Prospectus:
Trading Symbol	PASPX
Class P Prospectus | UBS Government Money Market Investments Fund | Class P
Prospectus:
Trading Symbol	PCEXX